Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34985
Entity Registrant Name	Globus Maritime Limited
Entity Central Index Key	0001499780
Entity Address, Address Line One	128 Vouliagmenis Avenue
Entity Address, City or Town	Glyfada, Attica
Entity Address, Country	GR
Entity Address, Postal Zip Code	166 74